UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Warner Griswold     Newport Beach, CA     October 27, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $93,099 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     7357   162400 SH       SOLE                   162400        0        0
AVALONBAY CMNTYS INC           COM              053484101     4065    41300 SH       SOLE                    41300        0        0
BOSTON PROPERTIES INC          COM              101121101    11239   120000 SH       SOLE                   120000        0        0
BROOKFIELD PPTYS CORP          COM              112900105     4150   262000 SH       SOLE                   262000        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      229    25200 SH       SOLE                    25200        0        0
EDUCATION RLTY TR INC          COM              28140H104      562    50700 SH       SOLE                    50700        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      562    10600 SH       SOLE                    10600        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6897   155300 SH       SOLE                   155300        0        0
ESSEX PPTY TR INC              COM              297178105     1810    15300 SH       SOLE                    15300        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2651   172600 SH       SOLE                   172600        0        0
FELCOR LODGING TR INC          COM              31430F101      122    17100 SH       SOLE                    17100        0        0
HCP INC                        COM              40414L109     9703   241800 SH       SOLE                   241800        0        0
HIGHWOODS PPTYS INC            COM              431284108     2845    80000 SH       SOLE                    80000        0        0
KIMCO REALTY CORP              COM              49446R109    12260   331900 SH       SOLE                   331900        0        0
MACERICH CO                    COM              554382101     2291    36000 SH       SOLE                    36000        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2541    97400 SH       SOLE                    97400        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     3429    95300 SH       SOLE                    95300        0        0
PUBLIC STORAGE                 COM              74460D109      614     6200 SH       SOLE                     6200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    11669   120300 SH       SOLE                   120300        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1387    49300 SH       SOLE                    49300        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106      779    17800 SH       SOLE                    17800        0        0
U STORE IT TR                  COM              91274F104     1723   140400 SH       SOLE                   140400        0        0
UDR INC                        COM              902653104     1943    74300 SH       SOLE                    74300        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     2271    62000 SH       SOLE                    62000        0        0